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                  SALOMON BROTHERS VARIABLE SERIES FUNDS INC
                                (THE "COMPANY")

                    SALOMON BROTHERS VARIABLE CAPITAL FUND
                SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND
                   SALOMON BROTHERS VARIABLE INVESTORS FUND
                SALOMON BROTHERS VARIABLE LARGE CAP GROWTH FUND
                SALOMON BROTHERS VARIABLE SMALL CAP GROWTH FUND
                 SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND
                  SALOMON BROTHERS VARIABLE TOTAL RETURN FUND
                                (EACH A "FUND")

                     SUPPLEMENT DATED FEBRUARY 28, 2003 TO
                 THE CLASS I PROSPECTUS DATED APRIL 30, 2002,
               THE CLASS II PROSPECTUS DATED AUGUST 30, 2002 AND
                    THE STATEMENT OF ADDITIONAL INFORMATION
                      DATED APRIL 30, 2002 FOR EACH FUND

   The following revises and supersedes, as applicable, the information contained in the Prospectuses and the Statement of Additional Information for the Funds listed above.

   A special meeting of eligible stockholders of the Company is scheduled to be held on April 11, 2003 to consider the following proposals: (i) stockholders of the Salomon Brothers Variable High Yield Bond Fund and Salomon Brothers Variable Strategic Bond Fund will be asked to approve a change to the investment objectives of the Funds; and (ii) stockholders of all the Funds will be asked to approve the reclassification of each Fund's investment objective(s) from fundamental to non-fundamental (a non-fundamental investment objective may be changed at any time by the Directors without approval by a Fund's stockholders). Only stockholders of record as of the close of business on March 10, 2003 are entitled to notice of, and to vote, at the special meeting of stockholders.

   With respect to the proposal to change the investment objectives of Salomon Brothers Variable High Yield Bond Fund and Salomon Brothers Variable Strategic Bond Fund, the proposed new investment objective for each is "to maximize total return, consistent with the preservation of capital." Currently, the investment objectives of the Funds emphasize current income. If approved by stockholders, it is anticipated that the changes to the Fund's investment objective(s) will be implemented and take effect on or about April 30, 2003.

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